Schedule of Investments (unaudited)	iShares® Global Materials ETF
June 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 11.6%
BHP Group Ltd.	640,034	$19,240,673
BlueScope Steel Ltd.	58,574	806,143
Fortescue Metals Group Ltd.	213,677	3,170,692
James Hardie Industries PLC(a)	55,640	1,484,250
Mineral Resources Ltd.	21,614	1,035,153
Newcrest Mining Ltd.	112,834	2,012,779
Northern Star Resources Ltd.	144,026	1,173,361
Pilbara Minerals Ltd.	330,404	1,085,927
Rio Tinto Ltd.	46,840	3,586,993
South32 Ltd.	572,633	1,441,659
		35,037,630
Belgium — 0.6%
Solvay SA	9,245	1,033,776
Umicore SA	25,923	724,787
		1,758,563
Brazil — 2.0%
Vale SA, ADR	459,028	6,160,156

Canada — 7.3%
Agnico Eagle Mines Ltd.	62,344	3,113,082
Barrick Gold Corp.	221,497	3,746,932
CCL Industries Inc., Class B, NVS	18,471	907,969
First Quantum Minerals Ltd.	70,870	1,676,592
Franco-Nevada Corp.	24,213	3,450,958
Kinross Gold Corp.	155,509	741,889
Nutrien Ltd.	62,799	3,707,499
Teck Resources Ltd., Class B	56,926	2,395,211
Wheaton Precious Metals Corp.	57,074	2,468,216
		22,208,348
Chile — 0.5%
Empresas CMPC SA	139,915	267,700
Sociedad Quimica y Minera de Chile SA, ADR	17,887	1,298,954
		1,566,654
Denmark — 0.7%
Chr Hansen Holding A/S	13,045	906,869
Novozymes A/S, Class B	26,434	1,233,386
		2,140,255
Finland — 1.0%
Stora Enso OYJ, Class R	77,356	897,481
UPM-Kymmene OYJ	67,347	2,006,726
		2,904,207
France — 4.8%
Air Liquide SA	66,160	11,864,810
ArcelorMittal SA	71,462	1,949,780
Arkema SA	8,152	768,704
		14,583,294
Germany — 3.3%
BASF SE	115,894	5,630,505
Covestro AG(a)(b)	24,468	1,273,136
HeidelbergCement AG	18,297	1,504,720
Symrise AG	16,755	1,756,804
		10,165,165
Ireland — 2.1%
CRH PLC	94,145	5,193,729
Smurfit Kappa Group PLC	32,826	1,095,570
		6,289,299
Security	Shares	Value

Japan — 6.5%
Asahi Kasei Corp.	176,400	$1,194,417
JFE Holdings Inc.	73,200	1,046,508
Mitsubishi Chemical Group Corp.	181,300	1,090,453
Nippon Paint Holdings Co. Ltd.	135,000	1,117,260
Nippon Steel Corp.	119,929	2,510,027
Nitto Denko Corp.	18,800	1,395,443
Shin-Etsu Chemical Co. Ltd.	255,800	8,548,307
Sumitomo Chemical Co. Ltd.	207,400	630,374
Sumitomo Metal Mining Co. Ltd.	34,600	1,116,963
Toray Industries Inc.	206,500	1,151,322
		19,801,074
Mexico — 1.1%
Cemex SAB de CV, NVS(a)	1,912,731	1,352,109
Grupo Mexico SAB de CV, Series B	393,434	1,894,192
		3,246,301
Netherlands — 0.6%
Akzo Nobel NV	21,840	1,785,489

Norway — 0.6%
Norsk Hydro ASA	172,799	1,030,100
Yara International ASA	20,418	721,406
		1,751,506
Peru — 0.3%
Southern Copper Corp.	10,786	773,788

South Korea — 1.9%
LG Chem Ltd.	5,968	3,038,080
POSCO Holdings Inc.	9,284	2,747,617
		5,785,697
Sweden — 0.6%
Boliden AB	34,629	1,003,484
Svenska Cellulosa AB SCA, Class B	75,083	958,434
		1,961,918
Switzerland — 5.9%
DSM-Firmenich AG(a)	26,148	2,813,895
Givaudan SA, Registered	1,002	3,323,575
Holcim AG	71,686	4,832,151
SIG Group AG	43,569	1,203,668
Sika AG, Registered	19,484	5,580,229
		17,753,518
Taiwan — 1.0%
Formosa Plastics Corp.	545,720	1,503,275
Nan Ya Plastics Corp.	710,940	1,658,364
		3,161,639
United Kingdom — 8.2%
Anglo American PLC	168,776	4,805,641
Antofagasta PLC	43,801	814,543
Croda International PLC	17,852	1,276,140
DS Smith PLC	174,072	602,354
Glencore PLC	1,273,208	7,218,934
Johnson Matthey PLC	25,216	559,787
Mondi PLC	61,579	939,474
Rio Tinto PLC	134,050	8,518,829
		24,735,702
United States — 38.7%
Air Products and Chemicals Inc.	28,069	8,407,508
Albemarle Corp.(c)	14,859	3,314,894
Amcor PLC	186,087	1,857,148
Avery Dennison Corp.	10,141	1,742,224

Schedule of Investments (unaudited) (continued)	iShares® Global Materials ETF
June 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Ball Corp.	39,741	$2,313,324
Celanese Corp.	12,645	1,464,291
CF Industries Holdings Inc.	24,572	1,705,788
Corteva Inc.	89,911	5,151,900
Dow Inc.	89,249	4,753,402
DuPont de Nemours Inc.	57,919	4,137,733
Eastman Chemical Co.	15,035	1,258,730
Ecolab Inc.	31,256	5,835,183
FMC Corp.	15,777	1,646,172
Freeport-McMoRan Inc.	181,157	7,246,280
International Flavors & Fragrances Inc.	32,187	2,561,763
International Paper Co.	44,546	1,417,008
Linde PLC	61,857	23,572,466
LyondellBasell Industries NV, Class A	32,014	2,939,846
Martin Marietta Materials Inc.	7,819	3,609,954
Mosaic Co. (The)	42,644	1,492,540
Newmont Corp.	100,277	4,277,817
Nucor Corp.	31,687	5,196,034
Packaging Corp. of America	11,589	1,531,602
PPG Industries Inc.	29,705	4,405,252
Sealed Air Corp.	18,109	724,360
Sherwin-Williams Co. (The)	29,662	7,875,854
Steel Dynamics Inc.	20,262	2,207,140
Vulcan Materials Co.	16,789	3,784,912
Westrock Co.	31,894	927,159
		117,358,284

Total Common Stocks — 99.3%
(Cost: $350,888,122)		300,928,487

Preferred Stocks

Brazil — 0.2%
Gerdau SA, Preference Shares, ADR	137,109	715,709
Security	Shares	Value

South Korea — 0.1%
LG Chem Ltd., Preference Shares, NVS	992	$266,497
Total Preferred Stocks — 0.3%
(Cost: $1,473,541)		982,206
Total Long-Term Investments — 99.6%
(Cost: $352,361,663)		301,910,693

Short-Term Securities

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.31%(d)(e)(f)	3,285,551	3,286,208
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.09%(d)(e)	160,000	160,000

Total Short-Term Securities — 1.1%
(Cost: $3,446,208)		3,446,208

Total Investments — 100.7%
(Cost: $355,807,871)		305,356,901

Liabilities in Excess of Other Assets — (0.7)%		(2,143,830)

Net Assets — 100.0%		$303,213,071

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,651,059	$1,635,066	(a)	$—		$(377)	$460	$3,286,208	3,285,551	$480	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	530,000	—		(370,000	)(a)	—	—	160,000	160,000	6,224		—
						$(377)	$460	$3,446,208		$6,704		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Global Materials ETF
June 30, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSX 60	2	09/14/23	$368	$5,341
FTSE 100 Index	3	09/15/23	288	(376)
MSCI Emerging Markets	6	09/15/23	299	(2,567)
S&P 500 E-Mini Index	1	09/15/23	225	7,293
				$9,691

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$154,127,426	$146,801,061	$—	$300,928,487
Preferred Stocks	715,709	266,497	—	982,206
Short-Term Securities
Money Market Funds	3,446,208	—	—	3,446,208
	$158,289,343	$147,067,558	$—	$305,356,901
Derivative Financial Instruments(a)
Assets
Equity Contracts	$12,634	$—	$—	$12,634
Liabilities
Equity Contracts	(2,567)	(376)	—	(2,943)
	$10,067	$(376)	$—	9,691

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares

 3